SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Current tax expense	$ 600	$ 670
Deferred tax (benefit)		(2,719)	(3,753)	(10,261)
Income tax expense		19,188	17,266	6,619
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Current tax expense		21,907	21,019	16,880
Deferred tax (benefit)		(2,719)	(3,753)	(10,261)
Income tax expense		$ 19,188	$ 17,266	$ 6,619